Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		15 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Net revenues	$ 42	$ 56	$ 166	$ 183	$ 225	$ 316
Costs and operating expenses:
Cost of goods sold	203	187	663	585	742	789
Research and development	2,700	2,757	7,933	7,708	10,179	8,956
Sales and marketing	405	394	1,124	1,216	1,734	1,666
General and administrative	2,442	1,690	6,331	5,381	6,826	7,264
Total costs and operating expenses	5,750	5,028	16,051	14,890	19,481	18,675
Operating loss	(5,708)	(4,972)	(15,885)	(14,707)	(19,256)	(18,359)
Other income (expense):
Change in fair value of convertible notes payable (related party)						(13,332)
Change in fair value of forward purchase agreement warrant liability due to modification					(881)
Induced conversion of Series A Preferred Stock into Class A Common Stock					(1,162)
Deemed dividend on waiver of restriction on Class A Common Stock					(495)
Change in fair value of forward purchase agreement put option liability				103	103	(69)
Change in fair value of forward purchase agreement warrant liability	64	(311)	522	(329)	411	842
Change in fair value of private warrant liability	(339)		(339)
Change in fair value of publicly traded warrant liability	(33)	(426)	129	(802)	(330)	942
Interest expense, related party	(471)	(264)	(1,590)	(432)	(816)
Other income (expense), net	5	13	(7)	(10)	(26)	54
Total other income (expense), net	(774)	(988)	(1,285)	(1,470)	(1,539)	(11,563)
Net loss	(6,482)	(5,960)	(17,170)	(16,177)	(20,795)	(29,922)
Cumulative preferred dividends	(1,265)	(1,380)	(3,755)	(4,110)	(5,521)	(1,349)
Net loss attributable to common stockholders, basic	(7,747)	(7,340)	(20,925)	(20,287)	(27,973)	(31,271)
Net loss attributable to common stockholders, diluted	$ (7,747)	$ (7,340)	$ (20,925)	$ (20,287)	$ (27,973)	$ (31,271)
Net loss per share attributable to common stockholders, basic (in Dollars per share)	$ (0.35)	$ (0.39)	$ (0.97)	$ (1.09)	$ (1.49)	$ (2.54)
Net loss per share attributable to common stockholders, diluted (in Dollars per share)	$ (0.35)	$ (0.39)	$ (0.97)	$ (1.09)	$ (1.49)	$ (2.54)
Weighted-average Class A Common Stock outstanding, basic (in Shares)	21,851,606	18,616,362	21,522,618	18,605,482	18,790,448	12,295,391
Weighted-average Class A Common Stock outstanding, diluted (in Shares)	21,851,606	18,616,362	21,522,618	18,605,482	18,790,448	12,295,391
Other comprehensive income (loss):
Foreign currency translation adjustment	$ (1)	$ (1)	$ 3	$ (3)	$ (5)	$ (3)
Other comprehensive income (loss)	(1)	(1)	3	(3)	(5)	(3)
Comprehensive loss	$ (6,483)	$ (5,961)	$ (17,167)	$ (16,180)	$ (20,800)	$ (29,925)